UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2008

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.2%
Aerospace - 2.7%
Lockheed Martin Corp.	22,420	$2,226,296
Northrop Grumman Corp.	5,830	453,632
Raytheon Co.	1,270	82,055
United Technologies Corp.	17,030	1,172,005

		$3,933,988

Alcoholic Beverages - 0.6%
Diageo PLC	33,506	$675,038
Heineken N.V.	3,700	214,850

		$889,888

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	13,830	$940,440

Automotive - 0.6%
Harley-Davidson, Inc.	5,950	$223,125
Johnson Controls, Inc.	18,440	623,272

		$846,397

Biotechnology - 0.5%
Amgen, Inc. (a)	7,970	$332,987
Genzyme Corp. (a)	4,650	346,611

		$679,598

Broadcasting - 0.9%
E.W. Scripps Co., “A”	2,070	$86,961
Omnicom Group, Inc.	11,910	526,184
Walt Disney Co.	16,530	518,711
WPP Group PLC	10,480	124,896

		$1,256,752

Brokerage & Asset Managers - 2.0%
E*TRADE Financial Corp. (a)	35,520	$137,107
Franklin Resources, Inc.	7,450	722,576
Goldman Sachs Group, Inc.	5,210	861,682
KKR Private Equity Investors LP, IEU (z)	6,600	81,510
Legg Mason, Inc.	3,410	190,892
Lehman Brothers Holdings, Inc.	10,970	412,911
Merrill Lynch & Co., Inc.	11,920	485,621

		$2,892,299

Business Services - 1.1%
Accenture Ltd., “A”	12,160	$427,667
Automatic Data Processing, Inc.	6,820	289,100
Fidelity National Information Services, Inc.	6,490	247,529
Visa, Inc., “A” (a)	9,490	591,796

		$1,556,092

Cable TV - 0.3%
Time Warner Cable, Inc. (a)	15,330	$382,943

Chemicals - 0.7%
3M Co.	1,650	$130,598
PPG Industries, Inc.	13,740	831,407

		$962,005

Computer Software - 0.7%
Oracle Corp. (a)	52,190	$1,020,836

Computer Software - Systems - 1.4%
Hewlett-Packard Co.	12,310	$562,075
International Business Machines Corp.	12,440	1,432,342

		$1,994,417

Construction - 0.9%
D.R. Horton, Inc.	13,320	$209,790
Masco Corp.	18,760	372,011
Pulte Homes, Inc.	11,400	165,870
Sherwin-Williams Co.	3,290	167,922
Toll Brothers, Inc. (a)	16,770	393,760

		$1,309,353

Consumer Goods & Services - 1.0%
Clorox Co.	7,050	$399,312
Procter & Gamble Co.	14,830	1,039,138

		$1,438,450

Containers - 0.0%
Smurfit-Stone Container Corp. (a)	5,110	$39,347

Electrical Equipment - 1.4%
General Electric Co.	30,680	$1,135,467
Rockwell Automation, Inc.	3,070	176,279
W.W. Grainger, Inc.	7,130	544,661
WESCO International, Inc. (a)	7,250	264,553

		$2,120,960

Electronics - 0.9%
Flextronics International Ltd. (a)	21,240	$199,444
Intel Corp.	45,600	965,808
Samsung Electronics Co. Ltd., GDR	624	194,844

		$1,360,096

Energy - Independent - 2.3%
Anadarko Petroleum Corp.	4,090	$257,793
Apache Corp.	12,000	1,449,840
Devon Energy Corp.	11,250	1,173,713
EOG Resources, Inc.	2,310	277,200
Sunoco, Inc.	4,240	222,473

		$3,381,019

Energy - Integrated - 5.3%
Chevron Corp.	3,035	$259,068
ConocoPhillips	4,830	368,094
Exxon Mobil Corp.	35,372	2,991,764
Hess Corp.	16,300	1,437,334
Marathon Oil Corp.	18,560	846,336
Royal Dutch Shell PLC, ADR	2,160	148,997
TOTAL S.A., ADR	23,990	1,775,500

		$7,827,093

Food & Beverages - 2.5%
General Mills, Inc.	19,580	$1,172,450
Kellogg Co.	11,050	580,788
Nestle S.A.	2,466	1,231,821
PepsiCo, Inc.	8,390	605,758

		$3,590,817

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 1.3%
CVS Caremark Corp.	23,614	$956,603
Kroger Co.	8,930	226,822
Safeway, Inc.	14,940	438,489
Walgreen Co.	9,170	349,285

		$1,971,199

Forest & Paper Products - 0.2%
MeadWestvaco Corp.	9,440	$256,957

Furniture & Appliances - 0.3%
Jarden Corp. (a)	12,940	$281,316
Whirlpool Corp.	2,290	198,726

		$480,042

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	25,080	$825,132
Wyndham Worldwide	8,500	175,780

		$1,000,912

General Merchandise - 1.1%
Macy’s, Inc.	52,680	$1,214,801
Wal-Mart Stores, Inc.	6,260	329,777

		$1,544,578

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	10,890	$374,180
WellPoint, Inc. (a)	13,220	583,399

		$957,579

Insurance - 4.9%
Allstate Corp.	34,320	$1,649,419
American International Group, Inc.	5,430	234,848
Aon Corp.	2,170	87,234
Chubb Corp.	3,470	171,696
Conseco, Inc. (a)	27,500	280,500
Genworth Financial, Inc., “A”	57,340	1,298,178
Hartford Financial Services Group, Inc.	8,880	672,838
Max Capital Group Ltd.	10,700	280,233
MBIA, Inc.	11,900	145,418
MetLife, Inc.	26,770	1,613,160
Principal Financial Group, Inc.	2,500	139,300
Prudential Financial, Inc.	2,570	201,103
Travelers Cos., Inc.	9,040	432,564

		$7,206,491

Machinery & Tools - 1.0%
Eaton Corp.	1,150	$91,621
Ingersoll-Rand Co. Ltd., “A” (a)	15,360	684,749
Kennametal, Inc.	8,390	246,918
Timken Co.	16,570	492,460

		$1,515,748

Major Banks - 4.7%
Bank of America Corp.	45,938	$1,741,510
Bank of New York Mellon Corp.	31,984	1,334,692
JPMorgan Chase & Co.	33,452	1,436,763
PNC Financial Services Group, Inc.	13,850	908,145
State Street Corp.	9,050	714,950
SunTrust Banks, Inc.	9,480	522,727
UnionBanCal Corp.	3,000	147,240

		$6,806,027

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	3,340	$159,518

Medical Equipment - 0.5%
Advanced Medical Optics, Inc. (a)	11,790	$239,337
Boston Scientific Corp. (a)	24,650	317,246
Cooper Cos., Inc.	3,540	121,882

		$678,465

Metals & Mining - 0.3%
Allegheny Technologies, Inc.	2,380	$169,837
Cameco Corp.	2,500	82,350
Century Aluminum Co. (a)	3,520	233,165

		$485,352

Natural Gas - Distribution - 0.5%
Sempra Energy	13,110	$698,501

Natural Gas - Pipeline - 0.6%
El Paso Corp.	18,560	$308,838
Williams Cos., Inc.	16,430	541,861

		$850,699

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	1,270	$30,594
Nortel Networks Corp. (a)	7,147	47,813

		$78,407

Oil Services - 0.4%
Halliburton Co.	4,280	$168,332
Noble Corp.	7,660	380,472

		$548,804

Other Banks & Diversified Financials - 1.9%
American Capital Strategies Ltd.	2,200	$75,152
American Express Co.	11,960	522,891
Citigroup, Inc.	34,606	741,261
New York Community Bancorp, Inc.	42,460	773,621
UBS AG	12,225	355,140
UBS AG	8,660	249,408

		$2,717,473

Pharmaceuticals - 3.2%
Abbott Laboratories	2,380	$131,257
GlaxoSmithKline PLC	6,560	138,667
Johnson & Johnson	20,870	1,353,837
Merck & Co., Inc.	28,260	1,072,467
Merck KGaA	2,020	248,908
Pfizer, Inc.	8,360	174,975
Wyeth	37,820	1,579,363

		$4,699,474

Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	5,480	$505,366
Norfolk Southern Corp.	4,650	252,588

		$757,954

Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	5,520	$507,840
Praxair, Inc.	1,430	120,449

		$628,289

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - 0.4%
Advance Auto Parts, Inc.	1,810	$61,631
PetSmart, Inc.	5,300	108,332
Staples, Inc.	22,320	493,495

		$663,458

Telecommunications - Wireless - 0.2%
Vodafone Group PLC, ADR	9,129	$269,397

Telephone Services - 2.4%
AT&T, Inc.	46,354	$1,775,358
Embarq Corp.	20,690	829,669
Qwest Communications International, Inc.	122,930	556,873
TELUS Corp.	2,880	121,126
Verizon Communications, Inc.	8,200	298,890

		$3,581,916

Tobacco - 1.4%
Altria Group, Inc.	24,990	$554,778
Philip Morris International, Inc. (a)	28,290	1,430,908

		$1,985,686

Trucking - 0.2%
United Parcel Service, Inc., “B”	4,510	$329,320

Utilities - Electric Power - 2.9%
American Electric Power Co., Inc.	11,150	$464,175
CMS Energy Corp.	5,280	71,491
Dominion Resources, Inc.	8,694	355,063
DPL, Inc.	13,640	349,730
Entergy Corp.	2,130	232,340
FPL Group, Inc.	13,190	827,541
NRG Energy, Inc. (a)	10,880	424,211
Pepco Holdings, Inc.	8,040	198,749
PG&E Corp.	19,270	709,521
PPL Corp.	2,070	95,054
Public Service Enterprise Group, Inc.	13,310	534,929

		$4,262,804

Total Common Stocks		$83,557,840

BONDS - 41.1%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$45,000	$65,819

Asset Backed & Securitized - 2.4%
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$48,384	$43,441
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040 (z)	250,000	180,000
BlackRock Capital Finance LP, 7.75%, 2026 (n)	32,730	19,638
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	20,045	20,202
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	18,340	18,359
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	81,530
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	116,435
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	98,568	88,165
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	1,382	1,376
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	130,000	118,986
GMAC Mortgage Corp. Loan Trust, FRN, 5.874%, 2036	115,000	88,068
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	107,385	105,936
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	60,557
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	142,187
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	96,019
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	170,000	152,656
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041	39,903	40,184
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	108,775
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	110,000	111,792
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	197,476	195,229
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	84,000	56,043
Morgan Stanley Capital I, Inc., 5.16%, 2042	48,533	48,614
Morgan Stanley Capital I, Inc., FRN, 0.716%, 2030 (i)(n)	5,410,396	43,612
Multi-Family Capital Access One, Inc., 6.65%, 2024	25,932	26,009
Nomura Asset Securities Corp., FRN, 9.953%, 2027 (z)	206,832	231,911
Residential Asset Mortgage Products, Inc., 4.109%, 2035	31,137	31,085
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	91,672
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	77,673
Spirit Master Funding LLC, 5.05%, 2023 (z)	175,907	165,122
Structured Asset Securities Corp., FRN, 4.67%, 2035	174,775	168,331
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	50,000	48,985
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	185,000	183,287
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	200,000	197,633
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	55,500	36,293
Wachovia Bank Commercial Mortgage Trust, FRN, 6.159%, 2045	140,000	132,684
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045	150,000	139,215

		$3,467,704

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Automotive - 0.1%
Johnson Controls, Inc., 5.5%, 2016	$136,000	$138,600

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$137,000	$139,745
News America, Inc., 8.5%, 2025	99,000	114,807

		$254,552

Brokerage & Asset Managers - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$176,000	$168,841
Lehman Brothers Holdings, Inc., 6.5%, 2017	170,000	161,440
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	102,753
Morgan Stanley, 5.75%, 2016	100,000	96,700
Morgan Stanley Group, Inc., 6.75%, 2011	156,000	163,521

		$693,255

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$208,000	$217,971

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$80,000	$80,674

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$159,000	$152,718
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	123,770

		$276,488

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$150,000	$154,744

Conglomerates - 0.2%
General Electric Co., 5.25%, 2017	$80,000	$79,890
Kennametal, Inc., 7.2%, 2012	211,000	231,126

		$311,016

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$158,000	$158,183
Western Union Co., 5.4%, 2011	210,000	215,113

		$373,296

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$104,385

Electronics - 0.1%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$128,000	$134,171

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$112,000	$114,891

Energy - Independent - 0.1%
Nexen, Inc., 5.875%, 2035	$30,000	$27,301
Ocean Energy, Inc., 7.25%, 2011	165,000	182,091

		$209,392

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$184,000	$177,702
Capital One Financial Corp., 6.15%, 2016	130,000	109,168
Capmark Financial Group, Inc., 5.875%, 2012 (n)	65,000	41,182
CIT Group, Inc., 6.1% to 2017, FRN to 2067	10,000	4,455
General Electric Capital Corp., 5.375%, 2016	60,000	60,927
HSBC Finance Corp., 5.25%, 2011	145,000	144,500
ORIX Corp., 5.48%, 2011	210,000	203,354

		$741,288

Food & Beverages - 0.4%
Diageo Finance B.V., 5.5%, 2013	$230,000	$241,231
Miller Brewing Co., 5.5%, 2013 (n)	276,000	293,338

		$534,569

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$114,702

Gaming & Lodging - 0.2%
Marriott International, Inc., 6.375%, 2017	$160,000	$158,830
Wyndham Worldwide Corp., 6%, 2016	100,000	91,331

		$250,161

Insurance - 0.2%
American International Group, Inc., 6.25%, 2037	$100,000	$81,011
ING Groep N.V., 5.775% to 2015, FRN to 2049	133,000	113,312
MetLife, Inc., 6.4%, 2036	120,000	95,357

		$289,680

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$185,000	$176,631
Chubb Corp., 6.375% to 2017, FRN to 2037	200,000	186,296
Fund American Cos., Inc., 5.875%, 2013	117,000	121,961

		$484,888

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
International Market Quasi-Sovereign - 0.2%
Hydro-Quebec, 6.3%, 2011	$262,000	$286,419

International Market Sovereign - 0.1%
Province of Ontario, 5%, 2011	$200,000	$213,996

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$160,000	$159,648

Major Banks - 0.5%
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	$170,000	$170,871
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	200,000	162,980
PNC Funding Corp., 5.625%, 2017	90,000	85,750
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	204,942
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	99,063
Wachovia Corp., 5.25%, 2014	81,000	80,006

		$803,612

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$116,000	$122,439
Cardinal Health, Inc., 6.3%, 2016	75,000	75,349
Covidien Ltd., 6%, 2017 (n)	40,000	41,228
HCA, Inc., 8.75%, 2010	15,000	15,000
Hospira, Inc., 5.55%, 2012	50,000	51,682
Hospira, Inc., 6.05%, 2017	174,000	172,456

		$478,154

Metals & Mining - 0.1%
Vale Overseas Ltd., 6.25%, 2017	$150,000	$149,382

Mortgage Backed - 16.4%
Fannie Mae, 4.01%, 2013	$18,594	$18,209
Fannie Mae, 4.518%, 2014	127,623	128,221
Fannie Mae, 4.63%, 2014	46,074	46,390
Fannie Mae, 4.846%, 2014	63,405	64,565
Fannie Mae, 4.56%, 2015	38,308	37,942
Fannie Mae, 4.78%, 2015	38,503	38,445
Fannie Mae, 4.925%, 2015	259,857	264,644
Fannie Mae, 5.09%, 2016	40,000	40,276
Fannie Mae, 5.5%, 2016 - 2035	6,762,082	6,856,498
Fannie Mae, 4.996%, 2017	87,533	89,377
Fannie Mae, 5.05%, 2017	39,000	39,151
Fannie Mae, 6%, 2017 - 2037	3,783,205	3,890,156
Fannie Mae, 4.5%, 2018 - 2035	827,121	817,868
Fannie Mae, 5%, 2018 - 2036	2,293,866	2,296,480
Fannie Mae, 6.5%, 2031 - 2037	1,075,448	1,122,978
Fannie Mae, 7.5%, 2031	21,024	22,674
Freddie Mac, 6%, 2016 - 2037	1,722,952	1,774,431
Freddie Mac, 4.5%, 2018 - 2035	631,590	625,863
Freddie Mac, 5%, 2018 - 2035	1,947,912	1,939,543
Freddie Mac, 5.5%, 2020 - 2035	1,435,255	1,456,708
Freddie Mac, 6.5%, 2034 - 2038	481,058	499,972
Freddie Mac, TBA, 5.5%, 2099	305,000	307,955
Ginnie Mae, 4.5%, 2033 - 2034	137,515	133,327
Ginnie Mae, 5%, 2033 - 2034	140,896	140,976
Ginnie Mae, 5.5%, 2033 - 2035	562,222	574,695
Ginnie Mae, 6%, 2033 - 2038	490,687	507,682
Ginnie Mae, TBA, 5.75%, 2099	290,000	296,298

		$24,031,324

Municipals - 0.6%
Broward County, FL, Parks & Land Preservation Project, 5%, 2014 (c)	$75,000	$81,988
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	180,000	183,136
Gwinnett County, GA, Development Authority, COP, MBIA, 5.25%, 2014 (c)	60,000	66,704
Massachusetts Bay Transportation Authority, 5.25%, 2017	130,000	145,215
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	69,865
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	105,000	112,747
Mesa, AZ, Utility System Rev., FSA, 4.75%, 2015 (c)	65,000	71,157
Metropolitan Transportation Authority, NY, “B”, FSA, 5.25%, 2026	115,000	122,194
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	75,000	82,762

		$935,768

Natural Gas - Pipeline - 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$124,417
Enterprise Products Operating LLC, 6.5%, 2019	70,000	69,906
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	172,857
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	75,592
Spectra Energy Capital LLC, 8%, 2019	53,000	59,918

		$502,690

Network & Telecom - 0.7%
AT&T, Inc., 6.5%, 2037	$139,000	$137,498
BellSouth Corp., 6.55%, 2034	146,000	143,418
Deutsche Telekom International Finance B.V., 5.75%, 2016	176,000	174,007
Telecom Italia Capital, 5.25%, 2013	60,000	56,063
Telefonica Europe B.V., 7.75%, 2010	50,000	53,637
TELUS Corp., 8%, 2011	180,000	195,766
Verizon New York, Inc., 6.875%, 2012	286,000	300,787

		$1,061,176

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$40,000	$41,374
Weatherford International Ltd., 6%, 2018	113,000	113,589

		$154,963

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$119,317

Other Banks & Diversified Financials - 0.6%
Commonwealth Bank, 5%, 2012 (n)	$154,000	$160,881
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	90,000	76,232
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	93,828
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	158,912
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	161,294
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	216,118

		$867,265

Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$160,000	$164,852

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$134,000	$141,169

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$6,000	$6,335
CSX Corp., 7.9%, 2017	120,000	132,849

		$139,184

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$37,428
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	162,887
ProLogis, REIT, 5.75%, 2016	179,000	164,343
Simon Property Group, Inc., REIT, 5.1%, 2015	193,000	177,307

		$541,965

Retailers - 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012	$40,000	$38,112
Home Depot, Inc., 5.25%, 2013	55,000	53,813
Limited Brands, Inc., 5.25%, 2014	132,000	112,248
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	171,694

		$375,867

Supermarkets - 0.1%
Kroger Co., 5%, 2013	$51,000	$51,283
Kroger Co., 6.4%, 2017	30,000	31,661

		$82,944

Supranational - 0.7%
European Investment Bank, 5.125%, 2017	$876,000	$955,113

Telecommunications - Wireless - 0.1%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$37,153
Nextel Communications, Inc., 5.95%, 2014	180,000	133,200
Vodafone Group PLC, 5.625%, 2017	32,000	31,115

		$201,468

U.S. Government Agencies - 2.3%
Aid-Egypt, 4.45%, 2015	$152,000	$157,756
Fannie Mae, 6.625%, 2009 - 2010	1,188,000	1,298,935
Fannie Mae, 6%, 2011	165,000	180,390
Freddie Mac, 5.5%, 2017	700,000	772,090
Small Business Administration, 4.35%, 2023	34,054	33,456
Small Business Administration, 4.77%, 2024	88,360	88,749
Small Business Administration, 4.99%, 2024	118,235	119,473
Small Business Administration, 5.18%, 2024	143,896	146,946
Small Business Administration, 5.52%, 2024	213,341	220,734
Small Business Administration, 4.95%, 2025	89,334	87,664
Small Business Administration, 5.09%, 2025	121,212	121,280
Small Business Administration, 5.39%, 2025	91,436	93,827

		$3,321,300

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bonds, 8%, 2021	$37,000	$52,187
U.S. Treasury Bonds, 6.25%, 2023	211,000	259,711
U.S. Treasury Bonds, 6%, 2026	15,000	18,169
U.S. Treasury Bonds, 6.75%, 2026	1,417,000	1,858,816
U.S. Treasury Bonds, 5.375%, 2031	900,000	1,040,906
U.S. Treasury Bonds, 4.5%, 2036	577,000	596,068
U.S. Treasury Notes, 5.625%, 2008	1,010,000	1,015,129
U.S. Treasury Notes, 3.125%, 2008	2,315,000	2,337,064
U.S. Treasury Notes, 4.75%, 2008	46,000	46,938
U.S. Treasury Notes, 4%, 2009	23,000	23,670
U.S. Treasury Notes, 4.875%, 2009	2,415,000	2,523,298
U.S. Treasury Notes, 6.5%, 2010	128,000	139,400
U.S. Treasury Notes, 5.125%, 2011	180,000	198,183
U.S. Treasury Notes, 3.875%, 2013	614,000	655,157
U.S. Treasury Notes, 4.25%, 2013	1,823,000	1,984,507
U.S. Treasury Notes, 4.25%, 2013	250,000	272,813
U.S. Treasury Notes, 4.75%, 2014	150,000	168,387

		$13,190,403

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - 1.5%
Bruce Mansfield Unit, 6.85%, 2034	$210,000	$219,841
EDP Finance B.V., 6%, 2018 (n)	110,000	112,364
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	176,375
Exelon Generation Co. LLC, 6.95%, 2011	232,000	246,131
Exelon Generation Co. LLC, 6.2%, 2017	80,000	79,266
FirstEnergy Corp., 6.45%, 2011	209,000	218,772
MidAmerican Energy Holdings Co., 3.5%, 2008	118,000	117,976
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	64,460
MidAmerican Funding LLC, 6.927%, 2029	154,000	163,640
Oncor Electric Delivery Co., 7%, 2022	152,000	145,578
Pacific Gas & Electric Co., 4.8%, 2014	45,000	45,390
PSEG Power LLC, 6.95%, 2012	111,000	118,739
PSEG Power LLC, 5.5%, 2015	90,000	89,272
System Energy Resources, Inc., 5.129%, 2014 (n)	74,524	74,459
Waterford 3 Funding Corp., 8.09%, 2017	315,981	318,436

		$2,190,699

Total Bonds		$60,080,924

SHORT-TERM OBLIGATIONS - 1.7%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$2,407,000	$2,407,000

Total Investments		$146,045,764

OTHER ASSETS, LESS LIABILITIES - 0.0%		63,105

NET ASSETS - 100.0%		$146,108,869

(a)	Non-income producing security.

(c)	Refunded bond.

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,223,711, representing 1.52% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040	3/01/06	$250,000	$180,000
KKR Private Equity Investors LP, IEU	5/03/06	165,000	81,510
Nomura Asset Securities Corp., FRN, 9.953%, 2027	7/16/07	227,717	231,911
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	173,640	165,122

Total Restricted Securities			$658,543
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
TBA	To Be Announced

Insurers
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the variable account’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$83,557,840	$62,487,924	$—	$146,045,764
Other Financial Instruments	$—	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.